Annual Fund Operating Expenses - HAWAIIAN TAX-FREE TRUST	Jul. 29, 2025
HAWAIIAN TAX-FREE TRUST CLASS A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.23%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses (as a percentage of Assets):	0.55%
Expenses (as a percentage of Assets)	0.98%
HAWAIIAN TAX-FREE TRUST CLASS C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.23%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.54%
Expenses (as a percentage of Assets)	1.77%
HAWAIIAN TAX-FREE TRUST CLASS F
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.23%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.53%
Expenses (as a percentage of Assets)	0.76%
HAWAIIAN TAX-FREE TRUST CLASS Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.23%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.54%
Expenses (as a percentage of Assets)	0.77%